Derivatives (Derivative Cash Flow Hedges Recorded in Income and AOCI and Notional Volumes of Outstanding Derivatives Designated as Cash Flow Hedges) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 USD ($)
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	$ 4
Cash Flow Hedging [Member] | Power swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	1	$ 3
Unrealized Gain (Loss) on Cash Flow Hedging Instruments, Effective Portion	(1)	0
Cash Flow Hedging [Member] | Power swaps [Member] | Non-regulated fuel for generation and purchased power [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	1	3
Cash Flow Hedging [Member] | Power swaps [Member] | Regulated [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0
Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0
Unrealized Gain (Loss) on Cash Flow Hedging Instruments, Effective Portion	0	0
Cash Flow Hedging [Member] | Interest Rate Swap [Member] | Non-regulated fuel for generation and purchased power [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0
Cash Flow Hedging [Member] | Interest Rate Swap [Member] | Regulated [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	5	(10)
Unrealized Gain (Loss) on Cash Flow Hedging Instruments, Effective Portion	(6)	(3)
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Non-regulated fuel for generation and purchased power [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Regulated [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	5	(10)
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Sales [Member] | 2019 [Member}
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount			$ 30
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Sales [Member] | 2020 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount			30
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Sales [Member] | 2021 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount			$ 0
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ (1)	$ 2